RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS	RELATED PARTY BALANCES AND TRANSACTIONS
As of December 31, 2024, the 2020 Subsidiary's CEO held 12.04% of the 2020 Subsidiary, which reflects $5,406 of the non-controlling amount on the balance sheet as of December 31, 2024.

On January 16, 2025, the Company acquired an additional 29.9% in the 2020 Subsidiary. Upon consummation of the acquisition, the 2020 Subsidiary became a wholly-owned subsidiary of the Company.